Promissory Notes (Details Narrative) - USD ($)		9 Months Ended
	May 23, 2023	Sep. 30, 2023	May 18, 2023
Short-Term Debt [Line Items]
Aggregate value			$ 360,000
Promissory Notes [Member] | Investor [Member]
Short-Term Debt [Line Items]
Aggregate borrowing amount		$ 726,500
Promissary notes outstanding amount		1,001,500
Debt discount total		$ 113,400
Debt discount per share		$ 0.18
Unamortized debt discount		$ 73,543
Promissory Notes [Member] | Investor [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Stock issued during period, shares, new issues		95,000
Promissory Notes [Member] | Polar Multi Strategy Master Fund [Member]
Short-Term Debt [Line Items]
Aggregate value	$ 500,000
Promissory Notes [Member] | Polar Multi Strategy Master Fund [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Stock issued during period, shares, new issues	500,000